CONVERTIBLE DEBENTURES (Details) - Fair value of the embedded conversion feature of the Convertible Debenture (USD $)			0 Months Ended					3 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013	Jul. 31, 2014 Convertible Debenture Due November 2016 [Member] Convertible Debentures Embedded Conversion Feature [Member]	Nov. 11, 2013 Convertible Debenture Due November 2016 [Member] Convertible Debentures Embedded Conversion Feature [Member]	Jul. 31, 2014 Convertible Debenture Due November 2016 [Member] Convertible Debentures Embedded Conversion Feature [Member]	Jul. 31, 2014 Convertible Debenture Due November 2016 [Member]	Nov. 30, 2013 Convertible Debenture Due November 2016 [Member]	Jan. 25, 2013 Convertible Debentures Embedded Conversion Feature [Member]	Oct. 31, 2013 Convertible Debentures Embedded Conversion Feature [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Stock price on valuation date (in Dollars per share)				$ 0.20	$ 0.260			$ 0.21	$ 0.195
Conversion price (in Dollars per share)				$ 0.189	$ 0.189		$ 0.1892	$ 0.15	$ 0.15
Stock premium for liquidity			36.30%	35.50%				57.00%	42.00%
Term (years)			2 years 109 days	3 years				2 years	1 year 3 months
Expected volatility			100.60%	102.80%				110.00%	115.00%
Weighted average risk-free interest rate			0.78%	0.62%				0.30%	0.30%
Trials (in Shares)			100,000	100,000				100,000	100,000
Aggregate fair value (in Dollars)	$ 1,670,704	$ 164,811		$ 1,570,000	$ 1,900,000	$ 1,570,000	$ 1,570,000	$ 1,180,000	$ 540,000